Long-Term Debt - Fair Value Hierarchy Table on Recurring Basis (Level 2) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other long-term liabilities	$ 10,427	$ 13,474
Carrying Value | Warrants | Fair Value Measurements Recurring
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other long-term liabilities	3,375	3,830
Fair Value Measurement | Warrants | Level 2 | Fair Value Measurements Recurring
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other long-term liabilities	$ 3,375	$ 3,830